Other Payables - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Current Payables LineItems
Advance payment for the sale of the building	€ 0	€ 3,658
Advance received from the majority shareholder		3,658
Social security contributions	5,643	5,292
Early retirement agreement
Disclosure Of Trade And Other Current Payables LineItems
Social security contributions	€ 660	€ 668